Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Research and Development Expenses
Clinical trial related costs	$ 16,473	$ 16,900
Personnel compensation and related costs	11,875	11,366
Other costs	3,218	2,918
Research and development expenses	$ 31,566	$ 31,184